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MICHELLE PETERS michelle.peters@dechert.com +617 654 8617 Direct +617 426 6567 Fax

December 8, 2010

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:          Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 144 to the Trust’s Registration Statement on Form N-1A (“PEA 144”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 144.  I hereby further certify that PEA 144 was filed electronically with the Commission on December 3, 2010 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 654-8617 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Michelle Peters
Michelle Peters

cc:           John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.